THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON GROWTH FUND

HUNTINGTON INCOME EQUITY FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON MID CORP AMERICA FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE HUNTINGTON FUNDS RETAIL

PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON BALANCED ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 97 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 60% Equity and 40% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the

Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes, in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON BALANCED ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 THROUGH 4 (PAGES 97 THROUGH 99 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON CONSERVATIVE ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 103 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 20% Equity and 80% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON CONSERVATIVE ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 AND 3 (PAGES 103 AND 104 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON GROWTH ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 108 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the

“Underlying Funds”); with an asset allocation target of 80% Equity and 20% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that Variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON GROWTH ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 AND 3 (PAGES 108 AND 109 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGIES AND RISKS – HUNTINGTON ASSET ALLOCATION FUNDS OVERVIEW” IN THE HUNTINGTON FUND’S RETAIL PROSPECTUS ON PAGE 193 WITH THE FOLLOWING:

There are three “Asset Allocation Funds”: Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund. Each Asset Allocation Fund is a “fund of funds” that invests all of its assets in other Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (“Underlying Funds”), excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund; and Huntington VA Balanced Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mid Corp America Fund, Huntington VA Real Strategies Fund, Huntington VA Rotating Markets Fund, Huntington VA Situs Fund and Huntington VA Mortgage Securities Fund (the “Huntington VA Funds”).

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Asset Allocation Funds offer three distinct, comprehensive investment programs designed for differing investment orientations. Each Asset Allocation Fund has a target percentage allocation among three kinds of Underlying Funds: those that invest primarily in equity securities (“Underlying Equity Funds”), those that invest primarily in fixed-income securities (“Underlying Income Funds”) and those that invest primarily in money market securities (“Underlying Money Market Funds”). The goals, strategies and risks of each Underlying Fund are set forth elsewhere in this prospectus.

The Asset Allocation Funds offer Class A Shares. Each Asset Allocation Fund invests exclusively in Trust Shares of Underlying Funds, with the exception of Underlying Huntington Strategy Shares which offer exchange-traded funds and are also managed by the Advisor. Trust Shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. Huntington Strategy Shares are sold without any sales charge and pursuant to a Distribution Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds of the Huntington Strategy Shares and the Fund’s Board of Trustees (“Board”) has not approved any payments under the plan. Trust Shares charge a 25 basis point shareholder servicing fee.

Each Asset Allocation Fund is monitored daily, and to maintain target allocations in the Underlying Funds, cash flow for each Asset Allocation Fund will be directed to its Underlying Funds that most deviate from the target. Quarterly, the Advisor may also rebalance each Fund’s investment allocation to maintain its target allocations. The Advisor may from time to time adjust the percentage of assets invested in any specific Underlying Fund held by an Asset Allocation Fund. Such adjustments may be made to increase or decrease an Asset Allocation Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust Fund quality or the duration of fixed-income securities. In adjustments, changes may be made to reflect changes in the investment market and economic environment.

The investment performance of each Asset Allocation Fund will reflect both the Advisor’s allocation decisions with respect to the Underlying Funds and its investment decisions made on behalf of the Underlying Funds.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SUB-SECTIONS TITLED “INVESTMENT FOCUS” AND “PRINCIPAL INVESTMENT STRATEGY” IN THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGIES AND RISKS – HUNTINGTON BALANCED ALLOCATION FUND” IN THE HUNTINGTON FUND’S RETAIL PROSPECTUS ON PAGE 194 WITH THE FOLLOWING:

Investment Focus

Other Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds.

Principal Investment Strategy

The Fund’s investment objective is to seek current income and moderate appreciation of capital. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, with an asset allocation target of 60% Equity, 40% Income, including 0-15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SUB-SECTION TITLED “WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?” IN THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGIES AND RISKS – HUNTINGTON BALANCED ALLOCATION FUND” IN THE HUNTINGTON FUND’S RETAIL PROSPECTUS ON PAGES 194 THROUGH 198:

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SUB-SECTIONS TITLED “INVESTMENT FOCUS” AND “PRINCIPAL INVESTMENT STRATEGY” IN THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGIES AND RISKS – HUNTINGTON CONSERVATIVE ALLOCATION FUND” IN THE HUNTINGTON FUND’S RETAIL PROSPECTUS ON PAGE 199 WITH THE FOLLOWING:

Investment Focus

Other Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds.

Principal Investment Strategy

The Fund’s investment objective is to seek current income. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, with an asset allocation target of 20% Equity, 80% Income, including 0-15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SUB-SECTION TITLED “WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?” IN THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGIES AND RISKS – HUNTINGTON CONSERVATIVE ALLOCATION FUND” IN THE HUNTINGTON FUND’S RETAIL PROSPECTUS ON PAGES 199 THROUGH 202:

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SUB-SECTIONS TITLED “INVESTMENT FOCUS” AND “PRINCIPAL INVESTMENT STRATEGY” IN THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGIES AND RISKS – HUNTINGTON GROWTH ALLOCATION FUND” IN THE HUNTINGTON FUND’S RETAIL PROSPECTUS ON PAGE 203 WITH THE FOLLOWING:

Investment Focus

Other Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds.

Principal Investment Strategy

The Fund’s investment objective is to seek capital appreciation, with current income as a secondary goal. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor, with an asset allocation target of 80% Equity, 20% Income, including 0-15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SUB-SECTION TITLED “WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?” IN THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGIES AND RISKS – HUNTINGTON GROWTH ALLOCATION FUND” IN THE HUNTINGTON FUND’S RETAIL PROSPECTUS ON PAGES 203 THROUGH 205:

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.